Income Taxes (Narrative) (Details) - USD ($) $ in Millions	May 29, 2016	May 31, 2015
Income Tax Disclosure [Line Items]
Prepaid income taxes	$ 46.1	$ 18.9
Gross unrecognized tax benefits	14.3	$ 13.7
Tax position, change is reasonably possible in the next twelve month	1.2
Unrecognized tax benefits, accrued interest	0.7
State
Income Tax Disclosure [Line Items]
Prepaid income taxes	17.0
Federal
Income Tax Disclosure [Line Items]
Prepaid income taxes	$ 29.1